Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	000-54171
Entity Registrant Name	LNPR GROUP INC.
Entity Central Index Key	0001454510
Entity Tax Identification Number	26-1381565
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	5190 Neil Rd
Entity Address, Address Line Two	Ste. 430
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	(801)
Local Phone Number	699-2928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false